LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term borrowings by type
Unsecured short-term loans and borrowings	¥ 30,000	¥ 230,000
Secured short-term loans and borrowings	654,788	232,946
Short-term borrowings	¥ 684,788	¥ 462,946